UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-21419)

Hennessy SPARX Funds Trust
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2013

Date of reporting period:  January 31, 2013

Item 1. Schedule of Investments.

Hennessy Japan Fund
Schedule of Investments
January 31, 2013 (Unaudited)

	Number of		% of Net
	Shares	Value	Assets
COMMON STOCKS - 86.31%
Consumer Discretionary - 21.67%
Asics Corp.	73,300	$1,042,848	4.83%
Isuzu Motors, Ltd.	130,000	814,588	3.78%
Ryohin Keikaku Co., Ltd.	24,500	1,390,508	6.45%
Shimano, Inc.	20,900	1,426,169	6.61%
		4,674,113	21.67%
Consumer Staples - 11.30%
Kao Corp.	34,400	987,103	4.58%
Pigeon Corp.	12,100	660,277	3.06%
Unicharm Corp.	14,900	790,256	3.66%
		2,437,636	11.30%
Financials - 5.44%
Mizuho Financial Group	256,900	514,109	2.39%
Sumitomo Mitsui Financial Group, Inc.	16,400	658,188	3.05%
		1,172,297	5.44%
Health Care - 10.67%
Mani, Inc.	13,700	485,406	2.25%
Rohto Pharmaceutical Co., Ltd.	86,000	1,075,882	4.99%
Terumo Corp.	16,900	739,242	3.43%
		2,300,530	10.67%
Industrials - 28.06%
Daikin Industries	21,200	809,098	3.75%
Itochu Corp.	56,500	638,865	2.96%
Komatsu, Ltd.	12,200	324,862	1.51%
Marubeni Corp.	89,000	653,059	3.03%
Misumi Group, Inc.	57,400	1,508,363	7.00%
Mitsubishi Corp.	49,100	1,035,210	4.80%
Sumitomo Corp.	83,600	1,080,597	5.01%
		6,050,054	28.06%
Information Technology - 7.08%
Keyence Corp.	5,500	1,525,890	7.08%
Materials - 2.09%
Fuji Seal International, Inc.	20,800	451,052	2.09%

TOTAL COMMON STOCKS (Cost $14,260,040)		18,611,572	86.31%

SHORT-TERM INVESTMENTS - 13.68%
Money Market Fund - 13.68%
Federated Government Obligations Fund - Class I
0.01% (a)	1,036,000	1,036,000	4.81%
Federated Treasury Obligations Fund
0.01% (a)	865,213	865,213	4.01%
Fidelity Government Portfolio - Institutional Class
0.01% (a)	1,047,701	1,047,701	4.86%
TOTAL MONEY MARKET FUND (Cost $2,948,914)		2,948,914	13.68%
TOTAL SHORT-TERM INVESTMENTS (Cost $2,948,914)		2,948,914	13.68%

Total Investments (Cost $17,208,954) - 99.99%		21,560,486	99.99%
Other Assets in Excess of Liabilities - 0.01%		2,929	0.01%
TOTAL NET ASSETS - 100.00%		$21,563,415	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund’s 7-day yield as of January 31, 2013.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2013 was as follows*:

Cost of investments	$17,243,206
Gross unrealized appreciation	4,554,046
Gross unrealized depreciation	(236,766)
Net unrealized appreciation	$4,317,280

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2013
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers. These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participant’s would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds and real estate investment trusts, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Mutual Funds – Investments in mutual funds are generally priced at the ending net asset value (“NAV”) provided by the service agent of the Funds and will be classified as Level 1 securities.

Investment Companies – Investments in investment companies (e.g. mutual funds and exchange traded funds) are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using prices furnished by a pricing service. U.S. government securities are generally categorized in Level 2 of the fair value hierarchy based on the inputs used and market activity levels for specific securities.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Directors/Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Funds’ NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values and are considered Level 2 prices in the fair valuation hierarchy. Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Funds’ securities as of January 31, 2013, were as follows:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$4,674,113	$-	$-	$4,674,113
Consumer Staples	2,437,636	-	-	2,437,636
Financials	1,172,297	-	-	1,172,297
Health Care	2,300,530	-	-	2,300,530
Industrials	6,050,054	-	-	6,050,054
Information Technology	1,525,890	-	-	1,525,890
Materials	451,052	-	-	451,052
Total Common Stock	18,611,572	-	-	18,611,572

Short-Term Investments
Money Market Funds	2,948,914	-	-	2,948,914
Total Short-Term Investments	2,948,914	-	-	2,948,914

Total Investments in Securities	$21,560,486	$-	$-	$21,560,486

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2013, the Fund recognized no transfers between levels.

Hennessy Japan Small Cap Fund
Schedule of Investments
January 31, 2013 (Unaudited)

	Number of		% of Net
	Shares	Value	Assets
COMMON STOCKS - 89.80%
Consumer Discretionary - 18.17%
Accordia Golf Co., Ltd.	268	$261,713	1.91%
Ahresty Corp.	43,000	242,638	1.77%
D.A. Consortium, Inc.	972	335,887	2.46%
Gulliver International Co., Ltd.	2,910	123,471	0.90%
Hagihara Industries Inc.	15,700	240,020	1.75%
Nippon Seiki Co., Ltd.	16,000	190,191	1.39%
Sankyo Seiko Co.	65,600	229,559	1.68%
Seiko Holdings	87,000	276,855	2.02%
Tohokushinsha Film Corp.	18,100	141,126	1.03%
Tomy Company Ltd	30,500	164,099	1.20%
Village Vanguard Co., Ltd.	221	281,793	2.06%
		2,487,352	18.17%
Consumer Staples - 2.55%
Nippon Suisan	57,100	113,645	0.83%
S Foods, Inc.	24,000	235,420	1.72%
		349,065	2.55%
Financials - 2.91%
Kenedix, Inc. (a)	451	140,807	1.03%
Zenkoku Hosho Co., Ltd.	10,000	257,641	1.88%
		398,448	2.91%
Industrials - 34.00%
Aichi Corp.	35,000	191,372	1.40%
Anest Iwata Corp.	62,000	258,319	1.89%
Asunaro Aoki Construction, Ltd.	10,000	59,161	0.43%
Fuji Machine Mfg	22,000	170,813	1.25%
Hanwa Co., Ltd.	70,000	268,686	1.96%
Japan Pulp & Paper	74,000	243,578	1.78%
Kito Corp.	263	233,535	1.70%
Kyosan Electric Manufacturing Co., Ltd.	71,000	240,691	1.76%
NEC Capital Solutions Ltd.	15,600	235,420	1.72%
Nichiha Corp.	18,700	270,751	1.98%
Nihon Trim Co., Ltd.	6,650	205,656	1.50%
Nippon Koei Co.	64,000	242,156	1.77%
Nippon Yusoki Co., Ltd.	26,000	129,652	0.95%
Nittoku Engineering Co.	16,000	182,317	1.33%
Obara Group, Inc.	19,800	230,381	1.68%
Prestige International, Inc.	19,100	173,988	1.27%
Sankyu, Inc.	55,000	217,125	1.58%
Sanwa Holdings Corp.	51,000	243,163	1.78%
SBS Holdings, Inc.	21,500	272,027	1.99%
Shin Nippon Air Technologies Co., Ltd.	43,000	246,870	1.80%
Skymark Airlines	15,700	62,494	0.46%
Tocalo Co Ltd	13,200	203,676	1.49%
Toshin Group Co., Ltd.	3,000	72,503	0.53%
		4,654,334	34.00%
Information Technology - 20.17%
Asahi Net, Inc.	44,000	213,156	1.56%
Elecom Co., Ltd.	13,600	221,152	1.62%
Iriso Electronics	15,300	247,624	1.81%
Macnica, Inc.	11,100	216,914	1.59%
Nihon Dempa Kogyo	19,000	242,889	1.77%
Nippon Chemi-con Corp.	117,000	249,494	1.82%
Seiko Epson Corp.	22,700	228,874	1.67%
SIIX Corp.	18,900	217,842	1.59%
SRA Holdings, Inc.	21,100	230,278	1.68%
Sumida Corp.	39,000	226,464	1.65%
Tamura Corp.	61,000	135,415	0.99%
Towa Corp.	13,000	86,719	0.63%
UT Holdings Co., Ltd.	350	244,956	1.79%
		2,761,777	20.17%
Materials - 10.17%
Fujikura Kasei Co., Ltd.	22,200	93,466	0.68%
Harima Chemicals Group, Inc.	37,800	195,521	1.43%
Hodogaya Chemical Co., Ltd.	80,000	150,473	1.10%
Konishi Co., Ltd.	6,000	109,246	0.80%
Nippon Paper Group	14,600	207,397	1.51%
Tokyo Tekko Co, Ltd.	60,000	255,235	1.86%
Ube Material Industries, Ltd.	74,000	182,886	1.34%
Yushiro Chemical Industry Co., Ltd.	20,600	198,239	1.45%
		1,392,463	10.17%
Utilities - 1.83%
Shizuokagas Co.	36,000	250,774	1.83%
TOTAL COMMON STOCKS (Cost $11,300,235)		12,294,213	89.80%

SHORT-TERM INVESTMENTS - 6.55%
Money Market Fund - 6.55%
Federated Government Obligations Fund - Class I
0.01% (b)	334,666	334,666	2.44%
Fidelity Government Portfolio - Institutional Class
0.01% (b)	562,527	562,527	4.11%
TOTAL MONEY MARKET FUND (Cost $897,193)		897,193	6.55%
TOTAL SHORT-TERM INVESTMENTS (Cost $897,193)		897,193	6.55%

Total Investments (Cost $12,197,428) - 96.35%		13,191,406	96.35%
Other Assets in Excess of Liabilities - 3.65%		499,546	3.65%
TOTAL NET ASSETS - 100.00%		$13,690,952	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the fund’s 7-day yield as of January 31, 2013.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, the Fund uses more specific industry classifications.

The cost basis of investments for federal income tax purposes at January 31, 2013 was as follows*:

Cost of investments	$12,200,185
Gross unrealized appreciation	1,312,791
Gross unrealized depreciation	(321,570)
Net unrealized appreciation	$991,221

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous  fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements  section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at January 31, 2013
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair  value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active;   and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are   those in markets for which there are few transactions, the prices are not current, the prices are fair value adjusted due to post market close subsequent  events (foreign markets), little public information exists or instances where prices vary substantially over time or among brokered market makers.   These inputs may also include interest rates, prepayment speeds, credit risk curves, default rates and similar data.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those  inputs that reflect the Funds’ own assumptions that market participant’s would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange traded funds, closed-end mutual funds  and real estate investment trusts, which are traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales  price as reported by the primary exchange on which the securities are listed. Securities listed on the Nasdaq National Market System (“Nasdaq”) will be valued  at the Nasdaq Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales  price is not readily available will be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments   are not applied, they are categorized in Level 1 of the fair value hierarchy.

Mutual Funds – Investments in mutual funds are generally priced at the ending net asset value (“NAV”) provided by the service agent of the Funds and will be classified as Level 1 securities.

Investment Companies – Investments in investment companies (e.g. mutual funds and exchange traded funds) are generally priced at the ending net asset  value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

U.S. Government Securities – U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales  of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using prices furnished by a pricing  service. U.S. government securities are generally categorized in Level 2 of the fair value hierarchy based on the inputs used and market activity levels for  specific securities.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt   investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity,  if their original term to maturity exceeded 60 days. Short-term securities are generally in Level 1 or Level 2 of the fair market hierarchy depending on  the inputs used and market activity levels for specific securities.

The Board of Directors/Trustees of the Funds (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not  readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair  value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in  determining a fair value of a security. Some of these criteria are: trading volume of security and markets, value of other like securities and news events with  direct bearing to security or market. Fair value pricing results in an estimated price that reasonably reflects the current market conditions in order to rate  the portfolio holdings such that shareholder transactions receive a fair net asset value. Depending on the relative significance of the valuation inputs, these  securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such  securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or  futures contracts. The effect of using fair value pricing is that the Funds’ NAV will reflect the affected portfolio securities’ value as determined in the  judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a  value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values  and are considered Level 2 prices in the fair valuation hierarchy. Because the Funds invest in foreign securities, the value of the Funds’ portfolio securities  may change on days when you will not be able to purchase or redeem your shares. Depending on the relative significance of the valuation inputs, these securities  may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more representatives from Hennessy Advisors, Inc.,  the Fund’s advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All  actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.   Various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an  indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Funds’ securities as of January 31, 2013,  were as follows:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$2,487,352	$-	$-	$2,487,352
Consumer Staples	349,065	-	-	349,065
Financials	398,448	-	-	398,448
Industrials	4,654,334	-	-	4,654,334
Information Technology	2,761,777	-	-	2,761,777
Materials	1,392,463	-	-	1,392,463
Utilities	250,774	-	-	250,774
Total Common Stock	12,294,213	-	-	12,294,213

Short-Term Investments
Money Market Funds	897,193	-	-	897,193
Total Short-Term Investments	897,193	-	-	897,193

Total Investments in Securities	$13,191,406	$-	$-	$13,191,406

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2013, the Fund recognized no transfers between levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hennessy SPARX Funds Trust

By (Signature and Title)	/s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date

By (Signature and Title)*	/s/ Teresa M. Nilsen
Teresa M. Nilsen, Principal Financial Officer

Date